Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Total	2010 and 2012 Convertible Promissory Notes [Member]	Series A Warrants [Member]	Series B Warrants [Member]	Series B Warrant Cashless Exercises [Member]	Common Stock [Member]	Common Stock [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Common Stock [Member] Series A Warrants [Member]	Common Stock [Member] Series B Warrants [Member]	Common Stock [Member] Series B Warrant Cashless Exercises [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Additional Paid-In Capital [Member] Series A Warrants [Member]	Additional Paid-In Capital [Member] Series B Warrants [Member]	Additional Paid-In Capital [Member] Series B Warrant Cashless Exercises [Member]	Accumulated Deficit [Member]	Series A Convertible Preferred Stock [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-In Capital [Member]	Series B Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member] Common Stock [Member]	Series B Convertible Preferred Stock [Member] Additional Paid-In Capital [Member]
Balances at beginning at Dec. 31, 2014																	$ 0			$ 0
Balances at beginning (shares) at Dec. 31, 2014																	0			0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Convertible Preferred shares (net of transaction costs)																	$ 5
Issuance of Convertible Preferred shares(net of transaction costs) (shares)																	4,555
Balances at ending at Dec. 31, 2015																	$ 5			$ 0
Balances at ending (shares) at Dec. 31, 2015																	4,555			0
Balances at beginning at Dec. 31, 2014	$ (11,189,953)					$ 6,769					$ 59,141,405					$ (70,338,127)
Balances at beginning (shares) at Dec. 31, 2014						6,769,106
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	942,369										$ 942,369
Issuance of common stock	293,573	$ 0	$ 156,000	$ 3,720,713	$ 422,540	$ 84	$ 13	$ 24	$ 619	$ 5,880		$ (13)
Issuance of common stock (shares)						83,848	13,407	24,000	619,512	5,879,560	293,489		155,976	3,720,094	416,660
Contribution of Series B warrants	3,332										$ 3,332
Derecognition of warrant liability upon exercise			$ 42,000	$ 18,853,215									$ 42,000	$ 18,853,215
Issuance of shares in conjunction with BDDI asset purchase	112,400					$ 50
Issuance of shares in conjunction with BDDI asset purchase (shares)						50,000								112,350
Issuance of shares to Aspire Capital	183,322					$ 72
Issuance of shares to Aspire Capital (shares)						71,891					183,250
Sales of shares through Aspire ATM vehicle	1,434,194					$ 507
Sales of shares through Aspire ATM vehicle (shares)						506,585					1,433,687
Issuance of Convertible Preferred shares (net of transaction costs)	4,158,657										$ 4,158,652
Net loss	(15,908,546)															(15,908,546)
Balances at end at Dec. 31, 2015	3,223,816					$ 14,018					89,456,466					(86,246,673)
Balances at end (shares) at Dec. 31, 2015						14,017,909
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Convertible Preferred shares (net of transaction costs)																	$ 5			$ 14
Issuance of Convertible Preferred shares(net of transaction costs) (shares)																	5,445			13,780
Balances at ending at Dec. 31, 2016																	$ 0			$ 13
Balances at ending (shares) at Dec. 31, 2016																	0			12,780
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	871,270										871,270
Issuance of common stock	70,102				$ 593,584	$ 58				$ 485	70,044
Issuance of common stock (shares)						58,419				485,202					593,099
Conversion of notes payable into common stock in IPO																	$ (2)	$ 1,200	$ (1,198)	$ (1)	$ 1,000	$ (999)
Conversion of notes payable into common stock in IPO, Shares																	(2,220)	(1,200,000)		(1,000)	(1,000,000)
Issuance of Convertible Preferred shares (net of transaction costs)																	$ 5,070,339		$ 5,070,334	$ 13,426,895		$ 13,426,881
Repurchase of Series A Convertible Preferred shares	(7,780,000)										(7,779,992)						$ (8)
Repurchase of Series A Convertible Preferred shares (shares)																	(7,780)
Issuance of common stock to board members in lieu of cash payments for quarterly board fees	24,405					$ 25					24,380
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)						25,422
Net loss	(12,065,214)															(12,065,214)
Balances at end at Dec. 31, 2016	$ 3,435,197					$ 16,786					$ 101,730,285					$ (98,311,887)
Balances at end (shares) at Dec. 31, 2016						16,786,952